INTANGIBLE ASSETS OTHER THAN GOODWILL	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS OTHER THAN GOODWILL
INTANGIBLE ASSETS OTHER THAN GOODWILL

15 – INTANGIBLE ASSETS OTHER THAN GOODWILL

Intangible assets other than goodwill are detailed as follows:

	December 31, 2020			December 31, 2019
	Gross	Accumulated	Net	Gross	Accumulated	Net
Description	Value	Amortization	Value	Value	Amortization	Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Distribution rights (1)	598,371,081	(2,005,344)	596,365,737	667,148,383	(393,187)	666,755,196
Software	35,030,003	(26,882,550)	8,147,453	34,347,843	(26,484,427)	7,863,416
Others	417,957	(416,982)	975	750,309	(293,546)	456,763
Total	633,819,041	(29,304,876)	604,514,165	702,246,535	(27,171,160)	675,075,375
(1)

Correspond to the contractual rights to produce and distribute Coca-Cola products in certain parts of Argentina, Brazil, Chile and Paraguay. Distribution rights result from the valuation process at fair value of the assets and liabilities of the companies acquired in business combinations. Production and distribution contracts are renewable for periods of 5 years with Coca-Cola. The nature of the business and renewals that Coca-Cola has permanently done on these rights, allow qualifying them as indefinite contracts.

The distribution rights together with the assets that are part of the cash-generating units, are annually subjected to the impairment test, Such distribution rights have an indefinite useful life and are not subject to amortization: except for the Monster rights that are amortized in the term of the agreement which is 4 years.

	12.31.2020	12.31.2019
Distribution rights	ThCh$	ThCh$
Chile (excluding Metropolitan Region, Rancagua and San Antonio)	303,702,092	305,235,247
Brazil (Rio de Janeiro, Espirito Santo, Ribeirão Preto and investments in Sorocaba y Leão Alimentos e Bebidas Ltda,)	138,176,054	187,616,890
Paraguay	152,595,420	171,841,663
Argentina (North and South)	1,892,171	2,061,396
Total	596,365,737	666,755,196

The movement and balances of identifiable intangible assets are detailed as follows:

	January 1 to December 31, 2020				January 1 to December 31, 2019
	Distribution				Distribution
Description	Rights	Others	Software	Total	Rights	Others	Software	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Opening balance	666,755,196	456,763	7,863,416	675,075,375	661,026,400	430,196	7,365,957	668,822,553
Additions	94,661	—	2,575,125	2,669,786	—	—	3,296,558	3,296,558
Amortization	(1,573,878)	—	(2,088,612)	(3,662,490)	(133,753)	—	(2,324,225)	(2,457,978)
Other increases (decreases) (1)	(68,910,242)	(455,788)	(202,476)	(69,568,506)	5,862,549	26,567	(474,874)	5,414,242
Ending balance	596,365,737	975	8,147,453	604,514,165	666,755,196	456,763	7,863,416	675,075,375

(1)	Mainly corresponds to restatement due to the effects of translation of distribution rights of foreign subsidiaries.